Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans

	Payment Performance – Net Balance by Origination Year
	2020(1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 66,231	$ 16,918	$ 2,357	$ 290	$ 3	$ -	$ 85,799
Nonperforming	1,934	971	114	9	-	-	3,028
	$ 68,165	$ 17,889	2,471	$ 299	$ 3	$ -	$ 88,827
Premier Loans:
Performing	$ 36,891	$ 28,019	$ 8,044	$ 1,149	$ -	$ -	$ 74,103
Nonperforming	430	898	280	69	-	-	1,677
	$ 37,321	$ 28,917	8,324	$ 1,218	$ -	$ -	$ 75,780

	Payment Performance – Net Balance by Origination Year
	2020(1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Other Consumer Loans:
Performing	$ 238,836	$ 124,828	$ 25,457	$ 4,399	$ 770	$ 292	$ 394,582
Nonperforming	5,035	8,071	1,895	263	62	12	15,338
	$ 243,871	$ 132,899	27,352	$ 4,662	$ 832	$ 304	$ 409,920
Real Estate Loans:
Performing	$ 8,324	$ 10,348	$ 7,460	$ 4,161	$ 2,154	$ 3,202	$ 35,649
Nonperforming	144	349	339	224	141	229	1,426
	$ 8,468	$ 10,697	7,799	$ 4,385	$ 2,295	$ 3,431	$ 37,075
Sales Finance Contracts:
Performing	$ 47,508	$ 20,450	$ 6,274	$ 1,071	$ 121	$ 41	$ 75,465
Nonperforming	1,243	735	302	75	21	4	2,380
	$ 48,751	$ 21,185	6,576	$ 1,146	$ 142	$ 45	$ 77,845